Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	true
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	FundCore Institutional Income Trust Inc.
Entity Central Index Key	0001492459
Entity Filer Category	Non-accelerated Filer
Amendment Description	This amendment is being filed to comply with regulations.